Label		Element	Value
Prospectus:		rr_ProspectusTable
Supplement Text Block		wfagrwmodbal-20150701_SupplementTextBlock

SUPPLEMENT TO THE
ADMINISTRATOR CLASS PROSPECTUS
OF
WELLS FARGO ADVANTAGE ALLOCATION FUNDS
Wells Fargo Advantage Growth Balanced Fund
Wells Fargo Advantage Moderate Balanced Fund
(each, a "Fund" and together, the "Funds")
At a meeting held on May 19-20, 2015, the Board of Trustees of the Funds approved the following changes:
I. Combined Management and Fund-Level Administration Fees and Class-Level Administration Fee Changes
Effective immediately, to reflect changes made as a result of the combined management and fund-level administration fee and changes to the class-level administration fee, each Fund's Annual Fund Operating Expenses table in the section entitled "Fund Summary - Fees and Expenses" is hereby replaced with the following:
Growth Balanced Fund
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees[2]	0.30%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.45%
Acquired Fund Fees and Expenses	0.51%
Total Annual Fund Operating Expenses	1.26%
Fee Waivers	0.31%
Total Annual Fund Operating Expenses After Fee Waiver[3]	0.95%

1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.
The management fee is 0.25%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.

3.
The Adviser has contractually committed through September 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amount shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Moderate Balanced Fund
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees[2]	0.30%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.47%
Acquired Fund Fees and Expenses	0.46%
Total Annual Fund Operating Expenses	1.23%
Fee Waivers	0.33%
Total Annual Fund Operating Expenses After Fee Waiver[3]	0.90%

1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.
The management fee is 0.25%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.

3.
The Adviser has contractually committed through September 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amount shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

II. Example of Expenses Changes
In addition, each Fund's Example of Expenses table in the section entitled "Fund Summary - Example of Expenses" is hereby replaced with the following:

Growth Balanced Fund

After:
1 Year	$ 97
3 Years	$ 369
5 Years	$ 662
10 Years	$1,495

Moderate Balanced Fund

After:
1 Year	$ 92
3 Years	$ 358
5 Years	$ 644
10 Years	$1,459

SUPPLEMENT TO THE
CLASS A, CLASS B AND CLASS C PROSPECTUS
OF
WELLS FARGO ADVANTAGE ALLOCATION FUNDS
Wells Fargo Advantage Growth Balanced Fund
Wells Fargo Advantage Moderate Balaned Fund
  (each, a "Fund" and together, the "Funds")
At a meeting held on May 19-20, 2015, the Board of Trustees of the Funds approved the following changes:
I. Combined Management and Fund-Level Administration Fees and Class-Level Administration Fee Changes
Effective immediately, to reflect changes made as a result of the combined management and fund-level administration fee and changes to the class-level administration fee, each Fund's Annual Fund Operating Expenses table in the section entitled "Fund Summary - Fees and Expenses" is hereby replaced with the following:
Growth Balanced Fund
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
	Class A	Class B	Class C
Management Fees[2]	0.30%	0.30%	0.30%
Distribution (12b-1) Fees	0.00%	0.75%	0.75%
Other Expenses	0.53%	0.53%	0.53%
Acquired Fund Fees and Expenses	0.51%	0.51%	0.51%
Total Annual Fund Operating Expenses	1.34%	2.09%	2.09%
Fee Waivers	0.14%	0.14%	0.14%
Total Annual Fund Operating Expenses After Fee Waiver[3]	1.20%	1.95%	1.95%

1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.
The management fee is 0.25%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.

3.
The Adviser has contractually committed through September 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amount shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Moderate Balanced Fund
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
	Class A	Class B	Class C
Management Fees[2]	0.30%	0.30%	0.30%
Distribution (12b-1) Fees	0.00%	0.75%	0.75%
Other Expenses	0.55%	0.55%	0.55%
Acquired Fund Fees and Expenses	0.46%	0.46%	0.46%
Total Annual Fund Operating Expenses	1.31%	2.06%	2.06%
Fee Waivers	0.16%	0.16%	0.16%
Total Annual Fund Operating Expenses After Fee Waiver[3]	1.15%	1.90%	1.90%

1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.
The management fee is 0.25%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.

3.
The Adviser has contractually committed through September 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amount shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

II. Example of Expenses Changes
In addition, each Fund's Example of Expenses table in the section entitled "Fund Summary - Example of Expenses" is hereby replaced with the following:

Growth Balanced Fund
	Assuming Redemption at End of Period			Assuming No Redemption
After:	Class A	Class B	Class C	Class B	Class C
1 Year	$ 690	$ 698	$ 298	$ 198	$ 198
3 Years	$ 962	$ 941	$ 641	$ 641	$ 641
5 Years	$1,254	$1,311	$1,111	$1,111	$1,111
10 Years	$2,083	$2,128	$2,410	$2,128	$2,410

Moderate Balanced Fund
	Assuming Redemption at End of Period			Assuming No Redemption
After:	Class A	Class B	Class C	Class B	Class C
1 Year	$ 685	$ 693	$ 293	$ 193	$ 193
3 Years	$ 951	$ 930	$ 630	$ 630	$ 630
5 Years	$1,237	$1,294	$1,094	$1,094	$1,094
10 Years	$2,050	$2,094	$2,377	$2,094	$2,377

(Wells Fargo Advantage Growth Balanced Fund - Administrator Class) | (Wells Fargo Advantage Growth Balanced Fund)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]	[1]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2015
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
(Wells Fargo Advantage Growth Balanced Fund - Administrator Class) | (Wells Fargo Advantage Growth Balanced Fund) | Administrator Class
Prospectus:		rr_ProspectusTable
Management Fees	[2]	rr_ManagementFeesOverAssets	0.30%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.45%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.51%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.26%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	0.31%
Total Annual Fund Operating Expenses After Fee Waiver	[3]	rr_NetExpensesOverAssets	0.95%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 97
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	369
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	662
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,495
(Wells Fargo Advantage Moderate Balanced Fund - Administrator Class) | (Wells Fargo Advantage Moderate Balanced Fund)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]	[4]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2015
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
(Wells Fargo Advantage Moderate Balanced Fund - Administrator Class) | (Wells Fargo Advantage Moderate Balanced Fund) | Administrator Class
Prospectus:		rr_ProspectusTable
Management Fees	[5]	rr_ManagementFeesOverAssets	0.30%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.47%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.46%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.23%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	0.33%
Total Annual Fund Operating Expenses After Fee Waiver	[6]	rr_NetExpensesOverAssets	0.90%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 92
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	358
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	644
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,459
(Wells Fargo Advantage Growth Balanced Fund - Classes A, B and C) | (Wells Fargo Advantage Growth Balanced Fund)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]	[7]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2015
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]		rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
(Wells Fargo Advantage Growth Balanced Fund - Classes A, B and C) | (Wells Fargo Advantage Growth Balanced Fund) | Class A
Prospectus:		rr_ProspectusTable
Management Fees	[8]	rr_ManagementFeesOverAssets	0.30%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.53%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.51%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.34%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	0.14%
Total Annual Fund Operating Expenses After Fee Waiver	[9]	rr_NetExpensesOverAssets	1.20%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 690
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	962
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,254
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 2,083
(Wells Fargo Advantage Growth Balanced Fund - Classes A, B and C) | (Wells Fargo Advantage Growth Balanced Fund) | Class B
Prospectus:		rr_ProspectusTable
Management Fees	[8]	rr_ManagementFeesOverAssets	0.30%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses		rr_OtherExpensesOverAssets	0.53%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.51%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	2.09%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	0.14%
Total Annual Fund Operating Expenses After Fee Waiver	[9]	rr_NetExpensesOverAssets	1.95%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 698
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	941
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,311
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	2,128
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	198
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	641
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	1,111
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 2,128
(Wells Fargo Advantage Growth Balanced Fund - Classes A, B and C) | (Wells Fargo Advantage Growth Balanced Fund) | Class C
Prospectus:		rr_ProspectusTable
Management Fees	[8]	rr_ManagementFeesOverAssets	0.30%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses		rr_OtherExpensesOverAssets	0.53%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.51%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	2.09%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	0.14%
Total Annual Fund Operating Expenses After Fee Waiver	[9]	rr_NetExpensesOverAssets	1.95%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 298
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	641
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,111
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	2,410
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	198
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	641
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	1,111
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 2,410
(Wells Fargo Advantage Moderate Balanced Fund - Classes A, B and C) | (Wells Fargo Advantage Moderate Balanced Fund)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]	[10]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2015
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]		rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
(Wells Fargo Advantage Moderate Balanced Fund - Classes A, B and C) | (Wells Fargo Advantage Moderate Balanced Fund) | Class A
Prospectus:		rr_ProspectusTable
Management Fees	[11]	rr_ManagementFeesOverAssets	0.30%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.55%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.46%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.31%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	0.16%
Total Annual Fund Operating Expenses After Fee Waiver	[12]	rr_NetExpensesOverAssets	1.15%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 685
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	951
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,237
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 2,050
(Wells Fargo Advantage Moderate Balanced Fund - Classes A, B and C) | (Wells Fargo Advantage Moderate Balanced Fund) | Class B
Prospectus:		rr_ProspectusTable
Management Fees	[11]	rr_ManagementFeesOverAssets	0.30%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses		rr_OtherExpensesOverAssets	0.55%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.46%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	2.06%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	0.16%
Total Annual Fund Operating Expenses After Fee Waiver	[12]	rr_NetExpensesOverAssets	1.90%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 693
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	930
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,294
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	2,094
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	193
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	630
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	1,094
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 2,094
(Wells Fargo Advantage Moderate Balanced Fund - Classes A, B and C) | (Wells Fargo Advantage Moderate Balanced Fund) | Class C
Prospectus:		rr_ProspectusTable
Management Fees	[11]	rr_ManagementFeesOverAssets	0.30%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses		rr_OtherExpensesOverAssets	0.55%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.46%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	2.06%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	0.16%
Total Annual Fund Operating Expenses After Fee Waiver	[12]	rr_NetExpensesOverAssets	1.90%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 293
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	630
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,094
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	2,377
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	193
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	630
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	1,094
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 2,377

[1]	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
[2]	The management fee is 0.25%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.
[3]	The Adviser has contractually committed through September 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amount shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[4]	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
[5]	The management fee is 0.25%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.
[6]	The Adviser has contractually committed through September 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amount shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[7]	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
[8]	The management fee is 0.25%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.
[9]	The Adviser has contractually committed through September 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amount shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[10]	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
[11]	The management fee is 0.25%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.
[12]	The Adviser has contractually committed through September 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amount shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.